SCHEDULE OF NONVESTED STOCK OPTIONS (Details)	3 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 $ / shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 $ / shares	Oct. 31, 2020 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value per option, granted | $ / shares				$ 0.22
Total nonvested, beginning balance	462,500		950,000
Total nonvested, granted
Total nonvested, vested	(237,500)		487,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares
Total nonvested, ending balance	225,000		462,500		950,000
Total nonvested, expired, cancelled
Weighted average grant date fair value per option, beginning balance | $ / shares		0.39
Weighted average grant date fair value per option, vested | $ / shares		0.22		0.07
Weighted average grant date fair value per option, expired, cancelled | $ / shares
Weighted average grant date fair value per option, ending balance | $ / shares		0.56		0.39
Weighted average grant date fair value total, beginning balance | $	$ 144,131
Weighted average grant date fair value total, granted | $			170,781
Weighted average grant date fair value total, vested | $	$ 41,571		$ 26,650
Weighted average grant date fair value total, expired, cancelled | $ / shares
Weighted average grant date fair value total, ending balance | $	$ 98,764		$ 144,131
December 30, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Non vested Expiration Date			Dec. 30, 2022
Weighted average grant date fair value per option, granted | $ / shares				0.07
Total nonvested, beginning balance	162,500
Total nonvested, granted			650,000
Total nonvested, vested			487,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares
Total nonvested, ending balance			162,500
Weighted average life (years)			1 year 1 month 28 days
Total nonvested, expired, cancelled
August 30, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Non vested Expiration Date			Aug. 30, 2026
Weighted average grant date fair value per option, granted | $ / shares				$ 0.56
Total nonvested, beginning balance	300,000
Total nonvested, granted			300,000
Total nonvested, vested
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares
Total nonvested, ending balance			300,000
Weighted average life (years)			4 years 9 months 29 days
Total nonvested, expired, cancelled
Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Non vested Expiration Date	Dec. 30, 2022
Weighted average grant date fair value per option, granted | $ / shares		0.07
Total nonvested, beginning balance	162,500
Total nonvested, granted
Total nonvested, vested	(162,500)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares
Total nonvested, ending balance			162,500
Weighted average life (years)	1 year 1 month 28 days
Total nonvested, expired, cancelled
Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Non vested Expiration Date	Aug. 30, 2026
Weighted average grant date fair value per option, granted | $ / shares		$ 0.56
Total nonvested, beginning balance	300,000
Total nonvested, granted
Total nonvested, vested	(75,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares
Total nonvested, ending balance	225,000		300,000
Weighted average life (years)	4 years 9 months 29 days
Total nonvested, expired, cancelled